FINANCIAL INCOME (EXPENSE), NET (Schedule of Financial Income (Expense), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income:
Interest income	$ 4,993	$ 539	$ 287
Other	0	0	45
Financial income	4,993	539	332
Financial expense:
Foreign currency translation losses	(264)	(528)	(1,537)
Interest expense on debts	0	(119)	(1,045)
Bank charges and other	(227)	(473)	(388)
Financial expenses	(491)	(1,120)	(2,970)
Financial income (expense), net	$ 4,502	$ (581)	$ (2,638)